Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) (10K) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Accrued Liabilities and Other Liabilities [Abstract]
Credit card payable	$ 1,369	$ 1,778	$ 3,171
Accrued payroll	970,748	880,293	1,010,633
Advances from related parties			87,030
Accrued research and development expenses	486,177	406,175	446,175
Accrued general and administrative expenses	407,681	233,468	456,182
Deferred rent	47,629	52,945	43,604
Accrued expenses, current portion	1,895,907	1,574,659	2,046,795
Accrued expenses, non-current portion		430,000
Total accrued expenses	$ 1,913,604	$ 2,004,659	$ 2,046,795